Average Annual Total Returns (Vanguard Massachusetts Tax-Exempt Fund, Vanguard Massachusetts Tax-Exempt Fund - Investor Shares)	12 Months Ended
Nov. 30, 2013
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.32%)
Five Years	4.98%
Ten Years	3.85%
Inception Date	Dec. 09, 1998
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.32%)
Five Years	4.98%
Ten Years	3.85%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.50%)
Five Years	4.72%
Ten Years	3.86%
Barclays MA Municipal Bond Index
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.36%)
Five Years	5.40%
Ten Years	4.33%